Stock-Based Compensation - Collaboration agreement and warrant (Details) - Archer Aviation Inc - Collaboration Agreement - $ / shares	Sep. 30, 2020	Nov. 06, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to be purchased		1,660,302
Exercise price of warrants		$ 0.01
Common stock, value per share	$ 0.15
Preferred stock, value per share	$ 1.20